Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Total share- holders’ equity	Called up share capital and share premium	Other equity instruments	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Merger and other reserves	[1],[2]	Insurance finance reserve [3]	Retained earnings	[1],[4]	Non- controlling interests
Equity beginning of period at Dec. 31, 2020		$ 204,995		$ 196,443	$ 24,624	$ 22,414	$ 1,816	$ 457	$ (20,375)	$ 26,935		$ 0	$ 140,572		$ 8,552
Profit for the year		14,693	[5],[6]	13,917									13,917		776
Other comprehensive income/(expense) for the year, net of tax		(4,967)	[6]	(4,842)			(2,455)	(654)	(2,394)				661		(125)
– debt instruments at fair value through other comprehensive income		(2,139)	[6]	(2,105)			(2,105)								(34)
equity instruments designated at fair value through other comprehensive income		(446)	[6]	(350)			(350)								(96)
– cash flow hedges		(664)	[6]	(654)				(654)							(10)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		531	[6]	531									531
– property revaluation	[6]	0
– remeasurement of defined benefit asset/liability		(274)	[6]	(288)									(288)		14
– share of other comprehensive income of associates and joint ventures		103	[6]	103									103
– effects of hyperinflation		315	[6]	315									315
– insurance finance income/(expense) recognised in other comprehensive income	[6]	0
– exchange differences		(2,393)	[6]	(2,394)					(2,394)						1
Total comprehensive income/(expense) for the year		9,726	[6]	9,075			(2,455)	(654)	(2,394)				14,578		651
Shares issued under employee remuneration and share plans		18		18	354								(336)
Capital securities issued		1,996		1,996		2,000							(4)
Dividends to shareholders		(6,383)		(5,790)									(5,790)		(593)
Redemption of securities		(2,000)		(2,000)		(2,000)
Transfers		0		0						3,065			(3,065)
Cost of share-based payment arrangements		467		467									467
Cancellation of shares		(2,004)		(2,004)	(60)					60			(2,004)
Other movements		(38)		45			5						40		(83)
Equity end of period (Previously stated) at Dec. 31, 2021		206,777		198,250	24,918	22,414	(634)	(197)	(22,769)	30,060		0	144,458		8,527
Equity end of period (Impact on transition to IFRS 17) at Dec. 31, 2021	[7]	(10,459)		(9,235)			683					(696)	(9,222)		(1,224)
Equity end of period at Dec. 31, 2021		196,318	[8]	189,015	24,918	22,414	49	(197)	(22,769)	30,060		(696)	135,236		7,303
Profit for the year | Previously stated		16,670
Profit for the year | Impact on transition to IFRS 17		16,249
Profit for the year		16,249	[5],[6]	15,559									15,559		690
Other comprehensive income/(expense) for the year, net of tax | Previously stated		(11,940)
Other comprehensive income/(expense) for the year, net of tax | Impact on transition to IFRS 17		(11,892)
Other comprehensive income/(expense) for the year, net of tax		(17,242)	[6]	(17,156)			(7,089)	(3,613)	(9,806)	174		1,775	1,403		(86)
– debt instruments at fair value through other comprehensive income | Previously stated		(5,468)
– debt instruments at fair value through other comprehensive income | Impact on transition to IFRS 17		(7,232)
– debt instruments at fair value through other comprehensive income		(7,232)	[6]	(7,181)			(7,181)								(51)
equity instruments designated at fair value through other comprehensive income | Previously stated		107
equity instruments designated at fair value through other comprehensive income | Impact on transition to IFRS 17		107
equity instruments designated at fair value through other comprehensive income		107	[6]	92			92								15
– cash flow hedges		(3,655)	[6]	(3,613)				(3,613)							(42)
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		1,922	[6]	1,922									1,922
– property revaluation		280	[6]	174						174					106
– remeasurement of defined benefit asset/liability		(1,031)	[6]	(1,029)									(1,029)		(2)
– share of other comprehensive income of associates and joint ventures		(367)	[6]	(367)									(367)
– effects of hyperinflation		877	[6]	877									877
– insurance finance income/(expense) recognised in other comprehensive income		1,775	[6]	1,775								1,775
– exchange differences		(9,918)	[6]	(9,806)					(9,806)						(112)
Total comprehensive income/(expense) for the year		(993)	[6]	(1,597)			(7,089)	(3,613)	(9,806)	174		1,775	16,962		604
Shares issued under employee remuneration and share plans		0		0	67								(67)
Dividends to shareholders		(6,970)		(6,544)									(6,544)		(426)
Redemption of securities		(2,266)		(2,266)		(2,668)							402
Transfers		0		0						2,499			(2,499)
Cost of share-based payment arrangements		400		400									400
Share buy-back		(1,000)		(1,000)									(1,000)
Cancellation of shares		0			(174)					174
Other movements | Previously stated		(10,118)
Other movements | Impact on transition to IFRS 17		(10,128)
Other movements		(292)		(175)			2	2		302			(481)		(117)
Equity end of period (Previously stated) at Dec. 31, 2022		196,028
Equity end of period (Impact on transition to IFRS 17) at Dec. 31, 2022		(10,831)
Equity end of period at Dec. 31, 2022		185,197	[8]	177,833	24,811	19,746	(7,038)	(3,808)	(32,575)	33,209		1,079	142,409		7,364
Profit for the year		24,559	[5]	23,533									23,533		1,026
Other comprehensive income/(expense) for the year, net of tax		4,983		4,965			2,402	3,030	(211)	1		(371)	114		18
– debt instruments at fair value through other comprehensive income		2,599		2,574			2,574								25
equity instruments designated at fair value through other comprehensive income		(120)		(93)			(93)								(27)
– cash flow hedges		2,953		2,919				2,919							34
– changes in fair value of financial liabilities designated at fair value upon initial recognition arising from changes in own credit risk		(1,219)		(1,220)									(1,220)		1
– property revaluation		1		1						1
– remeasurement of defined benefit asset/liability		(314)		(317)									(317)		3
– share of other comprehensive income of associates and joint ventures		47		47									47
– effects of hyperinflation		1,604		1,604									1,604
– insurance finance income/(expense) recognised in other comprehensive income		(364)		(364)								(364)
– exchange differences		(204)		(186)			(79)	111	(211)			(7)			(18)
Total comprehensive income/(expense) for the year		29,542		28,498			2,402	3,030	(211)	1		(371)	23,647		1,044
Shares issued under employee remuneration and share plans		0		0	79								(79)
Capital securities issued	[9]	1,996		1,996		1,996
Dividends to shareholders		(12,196)		(11,593)									(11,593)		(603)
Redemption of securities	[10]	(4,003)		(4,003)		(4,023)							20
Transfers	[11]	0		0						(5,130)			5,130
Cost of share-based payment arrangements		482		482									482
Share buy-back	[12]	(7,025)		(7,025)									(7,025)
Cancellation of shares		0		0	(521)					521
Other movements		(1,383)		(859)			1,129	(255)	(967)			77	(843)		(524)
Equity end of period at Dec. 31, 2023		$ 192,610	[8]	$ 185,329	$ 24,369	$ 17,719	$ (3,507)	$ (1,033)	$ (33,753)	$ 28,601		$ 785	$ 152,148		$ 7,281

[1]	Cumulative goodwill amounting to $5,138m was charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including
$3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m was charged against retained earnings.

[2]	Statutory share premium relief under section 131 of the Companies Act 1985 was taken in respect of the acquisition of HSBC Bank plc in 1992,
HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC
Finance Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited, following a number of intra-Group reorganisations. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.

[3]	The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France.
Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in other comprehensive income (‘OCI’).

[4]	At 31 December 2023, retained earnings included 256,289,431 treasury shares (2022: 554,452,437; 2021: 558,397,704). These include treasury shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and
Securities Services.

[5]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[6]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

[7]	The impact of IFRS 17 on previously reported total equity was $(10,831)m at 31 December 2022.
[8]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.

[9]	In March 2023, HSBC Holdings issued $2,000m 8.000% contingent convertible securities on which there were $4m of external issue costs.
[10]	In March 2023, HSBC Holdings redeemed $2,350m 6.250% contingent convertible securities. In September 2023, HSBC Holdings further redeemed
€1,000m 6.000% and SGD750m 5.000% contingent convertible securities.

[11]	At 31 December 2023, an impairment of $5,512m of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of
$5,130m from the merger reserve to retained earnings and a realisation of $382m shared-based payment reserve within retained earnings.

[12]	In May 2023, HSBC Holdings announced a share buy-back of up to $2.0bn, which was completed in July 2023. In August 2023, HSBC Holdings announced another share buy-back of up to $2.0bn, which was completed in October 2023. In October 2023, HSBC Holdings further announced a share buy-back of up to $3.0bn, which was completed in February 2024.